UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund:  BlackRock Municipal Income Trust II (BLE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,626,982
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	590,441
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,463,907
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,899,002
Lower Alabama Gas District, RB, Series A:
5.00%, 9/01/34	1,945	2,117,794
5.00%, 9/01/46	1,555	1,700,641

		11,398,767
Arizona — 2.9%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	1,825	1,715,756
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/38 (b)	780	882,913
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,310,524
5.00%, 12/01/37	1,000	1,103,510

		10,012,703
California — 11.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (c)	2,480	2,720,262
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	3,953,670
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,498,770
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	177,170
5.25%, 8/15/49	395	434,322

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	$1,655	$1,760,821
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (a):
5.00%, 12/01/41	565	561,808
5.00%, 12/01/46	685	675,567
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,052,955
5.25%, 5/15/39	860	925,713
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	446,937
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (d):
0.00%, 8/01/33	3,000	1,510,260
0.00%, 8/01/43	2,500	711,125
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	1,990,190
6.50%, 4/01/33	10,645	11,785,612
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	913,803
Sub-Series I-1, 6.38%, 11/01/19 (c)	1,280	1,459,674

		38,578,659
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,513,068
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,071,762

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$1,240	$1,335,369
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,260	1,343,513
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,403,207

		7,082,089
District of Columbia — 4.5%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	937,039
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	11,500	11,885,135
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	588,258
5.25%, 10/01/44	2,000	2,147,480

		15,557,912
Florida — 5.8%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,561,771
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,750,148
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,550,601
County of Miami-Dade Florida Aviation, Refunding, AMT, Miami International Airport:
5.25%, 10/01/18 (c)	1,230	1,318,658
5.25%, 10/01/38	1,625	1,709,451
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,376,873
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/39	5,000	5,461,550
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	3,300	4,099,854

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	$1,795	$1,255,531

		20,084,437
Georgia — 1.4%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	2,870	3,152,953
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	630,563
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	988,484

		4,772,000
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,616,352
Illinois — 20.0%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,050	2,863,004
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,834,037
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,586,100
Series C, 6.50%, 1/01/21 (c)	6,430	7,606,947
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,225,866
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,290,068
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	904,175
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,155,962
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,930,163
Presence Health Network, Series C, 4.00%, 2/15/41	1,545	1,302,543

2	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	$7,445	$7,468,973
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,033,951
Senior, Series C, 5.00%, 1/01/37	3,005	3,234,432
Series A, 5.00%, 1/01/38	2,160	2,350,966
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	6,980,886
Series B-2, 5.00%, 6/15/50	2,725	2,772,660
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	583,695
6.00%, 6/01/28	1,255	1,427,249
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,603,346
Series A, 5.00%, 4/01/35	2,500	2,470,275
Series A, 5.00%, 4/01/38	3,885	3,809,825
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	685	749,650
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	913,604
5.00%, 4/01/44	1,050	1,111,341

		69,209,718
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	997,970
7.00%, 1/01/44	3,535	4,217,290
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,926,637
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	501,466
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,637,113

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	$435	$448,424
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	986,205
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	1,180	1,145,013
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	1,200	1,313,076
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,505,898

		16,679,092
Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	520	518,638
5.50%, 12/01/22	2,550	2,512,438
5.25%, 12/01/25	500	483,845
5.88%, 12/01/26 (a)	445	441,849
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,215	1,284,219
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	2,852,600

		8,093,589
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,130,320

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	$1,280	$999,680

		2,130,000
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,118,952
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,175,306
5.25%, 5/15/31	935	998,599
5.25%, 5/15/32	1,195	1,286,692
5.25%, 5/15/33	1,300	1,393,106
5.25%, 5/15/35	545	585,739

		9,558,394
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	511,570
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	788,640
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (c)	2,400	2,816,808

		4,117,018
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	3,105	2,512,131
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	1,530	1,538,032

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$955	$1,023,598

		5,073,761
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,189,046
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (c)	830	936,398
5.50%, 5/15/36	670	724,170
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	994,811
Henry Ford Health System, 4.00%, 11/15/46	1,540	1,421,112

		9,265,537
Minnesota — 0.3%
Minnesota Higher Education Facilities Authority, RB, Augsburg College (b):
Series A, 5.00%, 5/01/46	670	692,860
Series B, 4.25%, 5/01/40	410	396,224

		1,089,084
Missouri — 2.0%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,078,040
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	300,385
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,189,968

4	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$265	$281,899

		6,850,292
Multi-State — 2.0%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 5/15/19	3,500	3,794,735
Series B-3-2, 6.30%, 5/15/19	3,000	3,273,690

		7,068,425
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	972,525
5.00%, 9/01/42	1,570	1,674,797
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,348,260
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,733,787

		5,729,369
New Jersey — 8.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,744,244
5.25%, 11/01/44	1,640	1,566,019
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,165	1,145,463
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	670	693,993
5.13%, 9/15/23	2,130	2,297,823
5.25%, 9/15/29	2,130	2,253,689
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,642,894
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	2,160	2,353,925
Series E, 5.00%, 1/01/45	2,810	3,028,562

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	$2,085	$2,033,208
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,713,699
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	631,189

		29,104,708
New York — 8.6%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,964,536
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	2,000	2,065,680
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	819	866,382
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,864,053
5.25%, 11/15/39	910	1,018,800
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,226,220
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,460,450
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	4,320	4,376,203
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	365	373,504
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	910	939,875
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,180,495

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	$1,080	$1,131,484
5.00%, 8/01/31	1,215	1,232,229
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,145	1,154,606
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,846,029
Special Project, 6.00%, 12/01/36	1,410	1,596,176
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,500	2,351,825

		29,648,547
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,058,510
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (c)	1,525	1,656,867
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	1,530	1,686,580
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	692,187

		5,094,144
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	3,550	2,999,644
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,672,054

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	$710	$775,178
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,142,854
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	870	903,834

		11,493,564
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,573,975
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	730,703
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,215,125
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	3,030	3,099,357
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,291,162

		9,910,322
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	890	912,303
Series A, 5.00%, 6/01/40	800	814,976
Series B, 4.50%, 6/01/45	2,850	2,726,481
Series B, 5.00%, 6/01/50	3,175	3,050,445

		7,504,205
South Carolina — 3.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,595	3,903,056
AMT, 5.25%, 7/01/55	1,390	1,472,552
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,975,900

6	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$3,385	$3,694,220

		13,045,728
Tennessee — 0.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,567,520
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	740	792,325

		2,359,845
Texas — 12.0%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (c)	2,350	2,750,017
Sub-Lien, 5.00%, 1/01/33	390	414,769
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	630	678,327
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	705,745
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (c)	765	859,103
5.00%, 10/01/35	885	977,624
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,770,927
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	485,608
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (c)	8,665	9,624,389
6.00%, 11/15/35	480	530,381

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	$485	$612,249
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (d)	25,375	8,766,809
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (d)	6,055	2,453,728
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (c)	4,085	4,715,561
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,425,340
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,558,250

		41,328,827
Utah — 0.1%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	435	363,999
Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue, 5.00%, 7/01/46	770	825,078
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,880,114
6.00%, 1/01/37	2,120	2,378,725

		5,083,917
Washington — 4.0%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,550,758
County of Grant Washington Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/41	2,035	2,234,206

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Washington (continued)
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/43	$2,335	$2,559,791
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	815	872,718
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,741,285

		13,958,758
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	984,793
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,955	1,888,647

		2,873,440
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,660,506
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	830,184
5.50%, 1/01/38	750	778,298

		5,268,988
Total Municipal Bonds — 125.8%		434,591,020

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,820	1,817,179
California — 6.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(i)	2,850	3,061,385

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (c)	$10,335	$11,387,103
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	2,530	2,600,106
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	3,345	3,656,414
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	1,840	2,023,161

		22,728,169
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c):
Series C-3, 5.10%, 4/29/18	4,230	4,465,738
Series C-7, 5.00%, 5/01/18	2,710	2,857,776

		7,323,514
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X-3:
4.70%, 7/01/29	5,179	5,281,958
4.85%, 7/01/37	5,143	5,243,156

		10,525,114
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (c)	4,638	4,946,010
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,736,524
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(i)	2,219	2,426,663

8	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York — 12.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	$1,710	$1,855,572
Series HH, 5.00%, 6/15/31 (i)	9,150	10,210,302
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	1,750	1,972,245
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	5,120	5,666,984
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,104,305
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	7,040	7,967,657
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,132,194

		43,909,259
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,004,081
Texas — 3.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,915,094
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,105,578
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,730,476

		10,751,148
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,191,841

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Virginia — 1.8%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	$5,909	$6,203,026
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (c)	3,029	3,143,682
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (c)	8,113	8,738,421

		11,882,103
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.3%		132,444,631
Total Long-Term Investments (Cost — $539,497,608) — 164.1%		567,035,651
Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (j)(k)	5,481,763	5,481,763
Total Short-Term Securities (Cost — $5,481,763) — 1.6%		5,481,763
Total Investments (Cost — $544,979,371*) — 165.7%		572,517,414
Other Assets Less Liabilities — 0.7%		2,565,266
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6)%		(78,240,396)
VMTP Shares, at Liquidation Value — (43.8)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$345,542,284

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$467,697,646

Gross unrealized appreciation	$34,638,518
Gross unrealized depreciation	(7,919,936)

Net unrealized appreciation	$26,718,582

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 01, 2017 to November 15, 2019, is $14,496,613.

(j)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,509,584	1,972,179	5,481,763	$5,481,763	$2,800	$273

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(31)	10-Year U.S. Treasury Note	March 2017	$3,859,984	$15,127
(13)	5-Year U.S. Treasury Note	March 2017	$1,531,969	1,707
(28)	Long U.S. Treasury Bond	March 2017	$4,235,875	27,506
(6)	Ultra U.S. Treasury Bond	March 2017	$968,438	5,014
Total				$49,354

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

10	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$567,035,651	—	$567,035,651
Short-Term Securities	$5,481,763	—	—	5,481,763

Total	$5,481,763	$567,035,651	—	$572,517,414

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$49,354	—	—	$49,354

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$213,800	—	—	$213,800
Liabilities:
Bank overdraft	—	$(215,090)	—	(215,090)
TOB Trust Certificates	—	(78,101,186)	—	(78,101,186)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

Total	$213,800	$(229,616,276)	—	$(229,402,476)

During the period ended November 30, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2017